LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule on Impact of ASC 842 on Consolidated Balance Sheets

	As of December 31,
	2024	2025
	RMB	RMB
Operating leases:
Right-of-use assets	35,907,761	30,638,920
Lease liabilities-current	18,085,643	15,303,799
Lease liabilities-non-current	17,120,842	14,617,119
Total for lease liabilities	35,206,485	29,920,918

Schedule on Maturities of Lease Liabilities under Non-Cancellable Leases

Maturities of lease liabilities under non-cancellable leases as of December 31, 2025 are as follows:

Operating leases
RMB
2026	15,706,609
2027	10,965,141
2028	5,101,789
2029	377,318
2030	—
Total undiscounted lease payments	32,150,857
Less: Imputed interest	(2,229,939)
Total lease liabilities	29,920,918